Note 7 - Capital Leased Assets	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Debt and Capital Leases Disclosures [Text Block]
Note
7.
Capital Leased Assets

In
November 2003,
Avalon entered into a long-term agreement with Squaw Creek Country Club to lease and operate its golf course and related facilities. The lease has an initial term of ten
(
10
) years with
four
(
4
) consecutive
ten
(
10
) year renewal term options unilaterally exercisable by Avalon. Under the lease, Avalon is obligated to pay
$15,000
in annual rent and make leasehold improvements of
$150,000
per year. Amounts expended by Avalon for leasehold improvements during a given year in excess of
$150,000
will be carried forward and applied to future leasehold improvement obligations. Based upon the amount of leasehold improvements already made, Avalon expects to exercise all its remaining renewal options.

The golf and related operations entered into leases for vehicles and golf course maintenance equipment that were determined to be capital leases. The amounts capitalized in the Consolidated Balance Sheets under the caption “Leased property under capital leases, net” relating to these assets were approximately
$
0.8
million at both
December 30, 2018
and
2017.

In addition, during
2017,
the captive landfill operations entered into a lease for a piece of equipment that was determined to be a capital lease. The amount capitalized in the Consolidated Balance Sheets under the caption “Leased property under capital leases, net” relating to this asset was approximately
$
0.1
million at
December 31, 2018
and
2017.

Leased property under capital leases at
December 31, 2018
and
2017
consists of the following (in thousands):

	2018	2017
Leased property under capital leases	$11,442	$11,361
Less accumulated amortization	(5,374)	(5,001)
Leased property under capital leases, net	$6,068	$6,360